INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Proposed Public Offering Disclosure Abstract
INITIAL PUBLIC OFFERING

Note 3 — INITIAL PUBLIC OFFERING

On April 1, 2025, the Company sold 5,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to purchase one-fifth (1/5) of one ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares. As a result, the holder must hold Public Rights in multiples of 5 in order to receive shares for all of their Public Rights upon closing of a Business Combination. The Company also granted the underwriters a 45-day option to purchase up to an additional 750,000 units to cover over-allotments, if any.

On April 7, 2025, the underwriter exercised the over-allotment option in part to purchase an additional 357,622 Option Units of the Company (the “Over-Allotment Option”) at an offering price of $10.00 per Option Unit of the Company, generating gross proceeds of $3,576,220 which was deposited into the Trust Account. In addition, on April 9, 2025, the underwriter exercised the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Option Units of the Company at an offering price of $10.00 per Option Unit, for gross proceeds of $3,923,780, which amount was deposited into the Trust Account.

The holders of the Units became eligible to separately trade the ordinary shares and the Public Rights beginning on May 27, 2025.

Note 3 — INITIAL PUBLIC OFFERING

On April 1, 2025, the Company sold 5,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to purchase one-fifth (1/5) of one ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares. As a result, the holder must hold Public Rights in multiples of 5 in order to receive shares for all of their Public Rights upon closing of a Business Combination. The Company had also granted the underwriters a 45-day option to purchase up to an additional 750,000 units to cover over-allotments, if any.

On April 7, 2025, the underwriter exercised the over-allotment option in part to purchase an additional 357,622 Option Units of the Company (the “Over-Allotment Option”) at an offering price of $10.00 per Option Unit of the Company, generating gross proceeds of $3,576,220 which was deposited into the Trust Account. In addition, on April 9, 2025, the underwriter exercised the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Option Units of the Company at an offering price of $10.00 per Option Unit, for gross proceeds of $3,923,780, which amount was deposited into the Trust Account.

The holders of the Units became eligible to separately trade the ordinary shares and the Public Rights beginning on May 27, 2025.